Commitments and Contingencies - Patent License Agreements (Details) - Duke university - License agreement - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement expiration term after first commercial sale	4 years	4 years
Threshold notice period required to terminate the agreement	3 months	3 months
Collaborative Arrangement, Shares Issued In Connection With License Agreement	52,693	52,693